Cover	Apr. 28, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 28, 2023
Entity File Number	001-39346
Entity Registrant Name	MONEYLION INC.
Entity Central Index Key	0001807846
Entity Tax Identification Number	85-0849243
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	30 West 21st Street
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	212
Local Phone Number	300-9865
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	ML
Security Exchange Name	NYSE
Redeemable warrants: each whole warrant exercisable for one share of Class A common stock, par value $0.0001
Title of 12(b) Security	Redeemable warrants: each whole warrant exercisable for 1/30th of one share of Class A common stock, par value $0.0001
Trading Symbol	ML WS
Security Exchange Name	NYSE